GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER AND PRODUCT DATA (Details 1) - USD ($) $ in Thousands	Sep. 30, 2024 [1]	Dec. 31, 2023 [1]	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 2,162	$ 3,123	$ 1,032
Israel [Mmeber]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	244	529	757
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,777	2,404	231
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 141	$ 190	$ 44

[1]	Long-lived assets are comprised of property and equipment, net, and operating lease right-of-use assets.